+6

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 0.9%
	ASSET MANAGEMENT - 0.5%
9,000	Blackstone Secured Lending Fund	$ 224,370

	BUSINESS DEVELOPMENT COMPANIES - 0.4%
4,000	Main Street Capital Corporation	157,840
	TOTAL COMMON STOCKS (Cost $389,331)	382,210

	EXCHANGE-TRADED FUNDS — 95.0%
	EQUITY - 3.0%
89,000	VanEck Vectors BDC Income ETF	1,319,870

	FIXED INCOME - 92.0%
120,000	Invesco Taxable Municipal Bond	3,225,600
21,500	iShares 1-3 Year Treasury Bond ETF	1,766,440
21,500	iShares 20+ Year Treasury Bond ETF	2,286,955
18,000	iShares 7-10 Year Treasury Bond ETF	1,784,160
70,000	iShares Floating Rate Bond ETF	3,527,300
12,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,315,320
25,500	iShares JP Morgan USD Emerging Markets Bond ETF	2,200,140
33,000	iShares National Muni Bond ETF	3,555,420
42,500	iShares Preferred & Income Securities ETF	1,326,850
25,000	ProShares Short 20+ Year Treasury	528,250
85,000	SPDR Blackstone Senior Loan ETF	3,524,100
67,000	SPDR Bloomberg 1-3 Month T-Bill ETF	6,151,940
15,000	SPDR Bloomberg Convertible Securities ETF	1,006,050
14,000	SPDR Bloomberg High Yield Bond ETF	1,299,480
95,500	VanEck Emerging Markets High Yield Bond ETF	1,759,110
40,000	VanEck Fallen Angel High Yield Bond ETF	1,120,800
34,000	VanEck High Yield Muni ETF	1,759,160
54,000	Vanguard Total International Bond ETF	2,641,680
		40,778,755
	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,854,958)	$ 42,098,625

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.0%
	MONEY MARKET FUNDS - 16.0%
5,502,283	First American Government Obligations Fund Class X, 4.64%(a)	5,502,283
1,596,273	Goldman Sachs Financial Square Government Fund, , 4.47%(a)	1,596,273
	TOTAL MONEY MARKET FUNDS (Cost $7,098,556)	7,098,556

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,098,556)	7,098,556

	TOTAL INVESTMENTS - 111.9% (Cost $49,342,845)	$ 49,579,391
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9)%	(5,261,717)
	NET ASSETS - 100.0%	$ 44,317,674

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.